Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004
May 2, 2008
VIA EDGAR
Filing Room
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Bishop Street Funds: (File Nos. 033-80514 and 811-08572)
Ladies and Gentlemen:
On behalf of our client, Bishop Street Funds (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the form of Prospectuses and Statements of Additional Information for the Trust’s Large Cap Core Equity Fund, the Strategic Growth Fund, the High Grade Income Fund, the Hawaii Municipal Bond Fund, the Money Market Fund, the Treasury Money Market Fund and the Tax Free Money Market Fund that would have been filed under Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 28, which was filed with the U.S. Securities and Exchange Commission via EDGAR accession number 0000893220-08-001270 on April 29, 2008.
Please do not hesitate to contact me at 215.963.5110 or Magda El Guindi-Rosenbaum at 202.739.5778 should you have any questions.
Sincerely,
/s/ John M. Ford
John M. Ford